VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.5%
Communication Services—0.4%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 149
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	35	34
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	320	320
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	50
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	104
		657

Consumer Discretionary—0.1%
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	280	273
Consumer Staples—0.3%
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	205	207
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	226
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	180	180
		613

Energy—0.3%
Hess Midstream Operations LP 144A 5.875%, 3/1/28(1)	280	284
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	220	216
		500

Financials—1.8%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	501
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	500	510
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	296
Citadel Securities Global Holdings LLC 144A 5.500%, 6/18/30(1)	180	182
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	192
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	225	227
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	222
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	320	286
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	366
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	31
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	560	577
		3,390

	Par Value	Value

Health Care—0.7%
Community Health Systems, Inc. 144A 5.625%, 3/15/27(1)	$ 620	$ 611
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	595
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	144
		1,350

Industrials—0.2%
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	205
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	100	99
		304

Information Technology—0.1%
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	60	62
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	77
		139

Materials—0.6%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	615	614
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	189
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	225	238
		1,041

Total Corporate Bonds and Notes (Identified Cost $8,059)		8,267

Leveraged Loans—90.3%
Aerospace—2.9%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.522%, 4/20/28(2)	958	951
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.827%, 7/1/31(2)	903	903
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 7.079%, 1/27/32(2)	763	764
Kaman Corp. (3-6 month Term SOFR + 2.750%) 7.025% - 7.083%, 2/26/32(2)	769	768
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.177%, 2/1/28(2)	585	515
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(2)	1,429	1,431
		5,332

Chemicals—3.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(2)	1,216	1,163
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Ineos U.S. Finance LLC 2031, Tranche B (1 month Term SOFR + 3.000%) 7.327%, 2/7/31(2)	$ 681	$ 648
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 12/31/29(2)	1,003	1,005
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.510%, 4/3/28(2)	1,116	1,120
USALCO LLC (1 month Term SOFR + 4.000%) 8.327%, 9/30/31(2)	545	548
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.072%, 8/1/30(2)	874	874
WR Grace Holdings LLC (3 month Term SOFR + 3.250%) 7.546%, 9/22/28(2)	748	748
		6,106

Consumer Durables—1.0%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 8.321%, 5/21/32(2)	515	504
Madison Safety & Flow LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 9/26/31(2)	551	551
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(2)(3)	185	186
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.577%, 10/19/29(2)	646	642
		1,883

Consumer Non-Durables—1.5%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.324%, 7/31/28(2)	1,077	1,075
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.321%, 8/16/29(2)	431	432
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.796%, 1/31/31(2)	642	574
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.296%, 7/8/31(2)	872	777
		2,858

Energy—4.1%
CQP Holdco LP (3 month Term SOFR + 2.000%) 6.296%, 12/31/30(2)	631	631
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.296%, 12/30/27(2)	405	404
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(2)	718	720
Freeport LNG Investments LLP 2025, Tranche B (1 month Term SOFR + 3.250%) 7.522%, 12/21/28(2)	818	818
	Par Value	Value

Energy—continued
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.277%, 10/4/30(2)	$ 283	$ 283
Hamilton Projects Acquiror LLC
0.000%, 5/30/31(2)(3)	285	286
First Lien (1 month Term SOFR + 3.000%) 7.327%, 5/31/31(2)	158	158
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.314%, 2/5/30(2)	628	628
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 7.796% - 10.000%, 11/6/31	571	570
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 3.000%) 7.327%, 3/25/32(2)	295	296
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.572%, 10/5/28(2)	866	865
Paragon Offshore Finance Co. 0.000%, 7/16/21(4)(5)	11	—
Potomac Energy Center LLC 0.000%, 3/14/32(2)(3)	395	394
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.250%) 7.546%, 8/29/31(2)	189	189
Tranche C (3 month Term SOFR + 3.250%) 7.546%, 8/29/31(2)	12	12
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.000%) 7.280%, 2/16/28(2)	789	790
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.562%, 3/3/31(2)	620	620
		7,664

Financials—6.2%
Acrisure LLC
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.327%, 11/6/30(2)	317	316
2025, Tranche B7 (1 month Term SOFR + 3.250%) 7.577%, 6/5/32(2)	2,102	2,100
AL GCX Fund VIII Holdings LLC Tranche B 0.000%, 1/30/32(2)(3)	740	739
Alera Group, Inc.
(1 month Term SOFR + 5.500%) 9.827%, 5/20/33(2)	215	219
2025 (1 month Term SOFR + 3.250%) 7.577%, 5/30/32(2)	235	236
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 6.577%, 1/30/32(2)	856	856
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3 month Term SOFR + 5.262%) 7.039% - 7.046%, 2/15/31(2)	853	845
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 7.691%, 7/31/27(2)	1,845	1,842
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.327%, 6/13/31(2)	550	551

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(2)	$ 633	$ 635
Dynamo U.S. Bidco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.798%, 10/1/31(2)	149	149
Focus Financial Partners LLC Tranche B 0.000%, 9/15/31(2)(3)	619	617
HUB International Ltd. 2025 (3 month Term SOFR + 2.497%) 6.769%, 6/20/30(2)	590	592
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.967%, 11/20/31(2)	728	728
Trucordia (1 month Term SOFR + 3.250%) 7.564%, 6/14/32(2)	365	365
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.046%, 5/6/31(2)	600	600
		11,390

Food / Tobacco—3.9%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.822%, 12/23/30(2)	322	323
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 7.441%, 12/8/28(2)	576	577
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(2)	795	127
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(2)	406	364
(3-6 month Term SOFR + 4.400%) 8.710% - 8.724%, 8/2/28(2)	345	190
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.237%, 9/17/31(2)	1,184	1,170
JBT Marel Corp. (1 month Term SOFR + 2.100%) 6.427%, 1/2/32(2)	190	190
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.576%, 7/12/29(2)	847	851
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(2)	630	629
Sazerac Co., Inc. Tranche B 0.000%, 6/26/32(2)(3)	340	340
Sigma Holdco B.V. Tranche B-12 (6 month Term SOFR + 3.750%) 8.107%, 1/3/28(2)	1,187	1,187
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.546%, 3/31/28(2)	1,228	1,231
		7,179

Food and Drug—0.3%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.250%) 7.513%, 1/27/32(2)	519	520
	Par Value	Value

Forest Prod / Containers—2.2%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.502%, 4/13/29(2)	$ 1,007	$ 1,005
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(2)	989	906
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.322% - 7.324%, 4/15/27(2)	614	614
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.691%, 3/3/28(2)	805	803
Trident TPI Holdings, Inc. Tranche B-7 (3 month Term SOFR + 3.750%) 8.046%, 9/15/28(2)	764	750
		4,078

Gaming / Leisure—4.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.577%, 2/6/30(2)	576	575
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/28/32(2)	375	379
Entain plc Tranche B-3 (6 month Term SOFR + 2.850%) 7.016%, 10/31/29(2)	277	278
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.827%, 1/27/29(2)	600	599
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.296%, 6/4/32(2)	660	659
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.074%, 11/1/29(2)	231	226
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.827%, 4/26/30(2)	670	661
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.535%, 11/5/31(2)	776	778
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.796%, 11/12/29(2)	621	590
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.546%, 8/1/30(2)	876	866
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.285%, 4/4/29(2)	866	864
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.564%, 4/14/29(2)	721	720
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.571%, 11/21/31(2)	721	724
		7,919

Health Care—10.8%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.291%, 5/1/30(2)	835	807

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
AthenaHealth Group, Inc. (1 month Term SOFR + 2.750%) 7.077%, 2/15/29(2)	$ 850	$ 849
Bausch & Lomb Corp.
0.000%, 5/10/27(2)(3)	730	728
(1 month Term SOFR + 4.000%) 8.327%, 9/29/28(2)	378	378
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.333%, 9/29/28(2)	867	870
Cotiviti, Inc.
(1 month Term SOFR + 2.750%) 7.074%, 5/1/31(2)	706	702
(3 month Term SOFR + 0.000%) 7.625%, 5/1/31(2)	120	120
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.327%, 4/23/31(2)	169	168
Financiere Mendel (3 month Term SOFR + 2.750%) 7.050%, 11/8/30(2)	139	139
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.396%, 10/1/27(2)	741	713
Global Medical Response, Inc. 2024 (3 month Term SOFR + 4.750%) 9.079%, 10/31/28(2)	558	558
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.483%, 11/15/27(2)	1,295	1,290
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.827%, 10/23/31(2)	11	11
(1 month Term SOFR + 3.500%) 7.827%, 10/23/31(2)	589	589
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.646%, 8/19/28(2)	467	444
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 8.046%, 12/12/28(2)	855	859
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.006%, 5/16/31(2)	323	319
Tranche B-2 (3 month Term SOFR + 3.500%) 7.819%, 5/16/31(2)	134	132
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(2)	1,251	1,252
Modivcare, Inc. (3 month Term SOFR + 0.000%) 4.296%, 7/1/31(2)	153	112
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.044%, 4/22/27(2)	870	864
Opal U.S. LLC Tranche B-2 0.000%, 4/28/32(2)(3)	785	788
PAREXEL International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.827%, 11/15/28(2)	646	646
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.827%, 2/21/31(2)	881	883
Pluto Acquisition I, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.299%, 9/20/28(2)	624	543
	Par Value	Value

Health Care—continued
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.416%, 11/3/31(2)	$ 284	$ 285
Radiology Partners, Inc. Tranche B 0.000%, 6/25/32(2)(3)	530	525
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 12/3/31(2)	702	703
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.250%) 7.527%, 12/4/31(2)	869	869
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.296%, 9/27/30(2)	485	480
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 7.077%, 12/19/30(2)	953	956
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 9.530%, 3/2/27(2)	387	384
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.791%, 11/20/26(2)	256	198
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.327%, 10/29/31(2)	752	745
		19,909

Housing—2.1%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 7.677%, 11/3/28(2)	892	893
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.350%) 7.662%, 4/12/28(2)	380	338
Tranche C (1 month Term SOFR + 4.500%) 8.812%, 5/15/31(2)	312	264
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.546%, 1/17/32(2)	477	475
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.162%, 6/6/31(2)	531	495
Quikrete Holdings, Inc.
2029, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/19/29(2)	802	801
Tranche B-3 (1 month Term SOFR + 2.250%) 6.577%, 2/10/32(2)	509	508
QXO Building Products, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.296%, 4/30/32(2)	59	59
		3,833

Information Technology—11.3%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.796%, 2/23/32(2)	90	92
Tranche B-1 (3 month Term SOFR + 2.500%) 6.796%, 2/24/31(2)	1,775	1,782
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.333%, 7/30/31(2)	771	766

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.296%, 1/31/31(2)	$ 577	$ 578
CE Intermediate I LLC (3 month Term SOFR + 3.150%) 7.450%, 3/25/32(2)	553	552
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.546%, 7/6/29(2)	799	665
Cloud Software Group, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.046%, 3/24/31(2)	597	598
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.057%, 9/29/28(2)	1,086	1,091
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.300%, 12/12/29(2)	665	669
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.827%, 8/31/30(2)	754	753
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.077%, 11/15/32(2)	70	71
Tranche B-1 (1 month Term SOFR + 3.000%) 7.327%, 10/9/29(2)	671	672
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.077%, 5/30/31(2)	809	811
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.827%, 1/30/32(2)	668	668
Icon Parent I, Inc.
(6 month Term SOFR + 3.000%) 7.205%, 11/13/31(2)	314	315
Second Lien (6 month Term SOFR + 5.000%) 9.205%, 11/12/32(2)	140	141
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.046%, 11/22/29(2)	1,092	1,089
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.291%, 3/2/28(2)	374	352
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.796%, 4/1/28(2)	523	522
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 1/31/31(2)	853	851
Javelin Buyer, Inc. (3 month Term SOFR + 3.000%) 7.333%, 12/6/31(2)	658	661
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.030%, 4/16/29(2)	414	417
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.441%, 3/10/28(2)	931	931
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.327%, 8/31/28(2)	1,283	1,283
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.557%, 4/24/28(2)	462	459
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.577%, 11/28/28(2)	815	817
Shift4 Payments LLC 0.000%, 5/10/32(2)(3)	160	161
	Par Value	Value

Information Technology—continued
UKG, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.311%, 2/10/31(2)	$ 1,676	$ 1,682
Vertiv Group Corp. Tranche B-3 (1 month Term SOFR + 1.750%) 6.074%, 3/2/27(2)	1,362	1,363
		20,812

Manufacturing—5.8%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 2.500%) 6.827%, 8/19/31(2)	655	656
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(2)	1,234	1,239
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.788%, 3/15/30(2)	672	673
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(2)	991	993
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.824%, 9/28/28(2)	695	678
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.250%) 7.522%, 10/17/31(2)	494	496
Filtration Group Corp. 2025 (1 month Term SOFR + 3.000%) 7.327%, 10/21/28(2)	805	807
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.077%, 6/4/31(2)	883	883
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.583%, 11/4/31(2)	880	861
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.574%, 12/2/31(2)	815	819
Madison IAQ LLC
(3 month Term SOFR + 2.500%) 6.762%, 6/21/28(2)	1,103	1,103
2025 (3 month Term SOFR + 3.250%) 7.510%, 5/6/32(2)	285	286
Titan Acquisition Ltd. (3-6 month Term SOFR + 4.500%) 8.666% - 8.796%, 2/15/29(2)	693	694
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 3.000%) 7.237%, 4/30/30(2)	514	515
		10,703

Media / Telecom - Broadcasting—3.0%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 3/24/32(2)	630	630
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.439%, 12/1/28(2)	1,070	1,033
Nexstar Media, Inc. Tranche B 0.000%, 6/24/32(2)(3)	510	509

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 8.527%, 12/31/30(2)	$ 1,072	$ 913
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(2)	1,241	1,199
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(2)	1,223	1,197
		5,481

Media / Telecom - Cable/Wireless Video—3.8%
Charter Communications Operating LLC Tranche B-4 (3 month Term SOFR + 2.000%) 6.298%, 12/7/30(2)	923	922
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(2)	1,054	1,051
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.812%, 1/18/28(2)	1,556	1,533
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(2)	1,237	1,225
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.557%, 11/12/27(2)	1,139	1,134
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(2)	1,215	1,198
		7,063

Media / Telecom - Diversified Media—1.8%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.780%, 10/30/30(2)	684	688
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.077%, 10/1/31(2)	543	544
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.577%, 8/6/31(2)	615	617
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.577%, 5/3/28(2)	497	466
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.330%, 4/11/29(2)	1,037	978
		3,293

Media / Telecom - Telecommunications—1.9%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.077%, 11/22/28(2)	1,226	1,226
Level 3 Financing, Inc. Tranche B-3 (1 month Term SOFR + 3.000%) 8.577%, 3/27/32(2)	705	712
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.250%, 7/31/25	1,300	1,127
	Par Value	Value

Media / Telecom - Telecommunications—continued
Tranche B-12 (3 month PRIME + 2.688%) 10.188%, 1/31/26	$ 571	$ 499
		3,564

Media / Telecom - Wireless Communications—0.5%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.941%, 3/2/29(2)	914	876
Metals / Minerals—0.4%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 8/18/30(2)	748	747
Retail—2.2%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.780%, 11/8/32(2)	908	910
EG America LLC Tranche B (3 month Term SOFR + 4.250%) 8.583%, 2/7/28(2)	477	478
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(2)	703	687
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.796%, 10/26/30(2)	568	571
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.807%, 3/3/28(2)	840	772
PetsMart LLC (1 month Term SOFR + 3.850%) 8.177%, 2/11/28(2)	616	609
		4,027

Service—11.1%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.077%, 7/30/31(2)	174	174
AlixPartners LLP (1 month Term SOFR + 2.614%) 6.941%, 2/4/28(2)	759	762
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.177%, 5/12/28(2)	600	603
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.577%, 9/29/31(2)	1,119	1,117
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.327%, 12/11/28(2)	795	795
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.077%, 5/31/28(2)	549	551
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.280%, 4/20/29(2)	923	921
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 8.296%, 4/9/31(2)	353	353
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.614%) 7.941%, 3/31/28(2)	809	808

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.250%) 6.572%, 1/18/29(2)	$ 908	$ 907
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.077%, 10/11/30(2)	590	594
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.280%, 8/1/29(2)	560	562
Fugue Finance B.V. (3 month Term SOFR + 3.250%) 7.571%, 1/9/32(2)	210	211
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.583%, 1/9/32(2)	160	161
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.314%, 2/1/29(2)	1,328	1,329
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.824%, 3/3/32(2)	695	694
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.750%) 7.077%, 6/2/31(2)	635	634
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.546%, 6/12/30(2)	533	533
Lernen Bidco Ltd. Tranche B-2 (6 month Term SOFR + 4.000%) 8.307%, 10/27/31(2)	468	470
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/17/32(2)	620	622
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(2)	1,274	1,258
Omnia Partners LLC (3 month Term SOFR + 2.500%) 6.783%, 7/25/30(2)	632	633
Pitney Bowes, Inc. Tranche B (1 month Term SOFR + 3.750%) 8.077%, 3/19/32(2)	658	656
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.320%, 10/13/30(2)	1,036	1,036
Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.035%, 5/3/28(2)	410	410
Sedgwick Claims Management Services, Inc. 2024 (1 month Term SOFR + 3.000%) 7.327%, 7/31/31(2)	732	734
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.577%, 3/4/28(2)	805	704
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.077%, 2/10/29(2)	593	570
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.427%, 11/2/27(2)	530	502
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.327%, 2/25/32(2)	260	257
	Par Value	Value

Service—continued
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.191%, 3/24/28(2)	$ 996	$ 985
		20,546

Transportation - Automotive—2.5%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.049%, 10/16/31(2)	838	841
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.827%, 5/6/30(2)	1,068	1,064
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.541%, 3/30/27(2)	837	788
Mavis Tire Express Services Topco Corp. 2025, First Lien (3 month Term SOFR + 3.000%) 7.333%, 5/4/28(2)	559	558
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.541%) 8.291%, 10/28/27(2)	871	667
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.827%, 1/30/31(2)	708	704
		4,622

Transportation - Land Transportation—0.2%
Herc Holdings, Inc. (1 month Term SOFR + 2.000%) 6.324%, 6/2/32(2)	320	321
Utilities—3.2%
Astoria Energy LLC Tranche B 0.000%, 6/16/32(2)(3)	540	540
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.077%, 1/31/31(2)	915	914
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(3)	745	748
CPV Fairview LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 8/14/31(2)	258	259
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.546%, 8/18/31(2)	696	697
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 10.030%, 1/29/27(2)	787	786
Tranche C (3 month Term SOFR + 5.750%) 10.030%, 1/29/27(2)	45	45
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.574%, 1/27/31(2)	1,235	1,235
Whitewater Matterhorn Holdings LLC (3 month Term SOFR + 2.250%) 6.568%, 6/16/32(2)	600	599
		5,823

Total Leveraged Loans (Identified Cost $167,832)		166,549

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—0.1%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(4)(6)	3,033	$ —
West Marine(4)(6)	1,450	—(7)
		—(7)

Health Care—0.1%
Envision Healthcare Corp.(6)	6,407	102
Total Common Stocks (Identified Cost $57)		102

Exchange-Traded Funds—5.1%
Invesco Senior Loan ETF	77,095	1,613
iShares Floating Rate Bond ETF	22,500	1,148
iShares iBoxx High Yield Corporate Bond ETF	11,520	929
iShares iBoxx Investment Grade Corporate Bond ETF	4,195	460
Janus Henderson AAA CLO ETF	22,510	1,142
PGIM AAA CLO ETF	22,155	1,140
SPDR Blackstone Senior Loan ETF	26,725	1,112
SPDR Bloomberg High Yield Bond ETF	9,560	930
SPDR Bloomberg Short Term High Yield Bond ETF	35,960	916
Total Exchange-Traded Funds (Identified Cost $9,252)		9,390

Total Long-Term Investments—100.0% (Identified Cost $185,200)		184,308

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(8)	3,061,262	3,061
Total Short-Term Investment (Identified Cost $3,061)		3,061

TOTAL INVESTMENTS—101.7% (Identified Cost $188,261)		$187,369
Other assets and liabilities, net—(1.7)%		(3,042)
NET ASSETS—100.0%		$184,327

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $8,267 or 4.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	Non-income producing.
(7)	Amount is less than $500 (not in thousands).
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	4
Netherlands	2
France	1
Luxembourg	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
As of June 30, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%), 7/02/32	$34	$34	$34	$—(1)
Hanger, Inc., 10/23/31	65	64	65	—(1)
Kaman Corp. (3 month Term SOFR + 2.750%), 2/26/32	73	73	72	—(1)
USALCO LLC, 9/30/31	56	57	57	—(1)
Total	$228	$228	$228	$—(1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$8,267	$—	$8,267	$—
Leveraged Loans	166,549	—	166,549	—(1)
Equity Securities:
Common Stocks	102	—	102	—(1)(2)
Exchange-Traded Funds	9,390	9,390	—	—
Money Market Mutual Fund	3,061	3,061	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	—	—	—	—
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitment*	—	—	—	—
Total Investments	$187,369	$12,451	$174,918	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $72 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.